PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 6,572	$ 7,762
Accumulated depreciation	5,356	6,230
Depreciated cost	1,216	1,532
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	739	1,617
Accumulated depreciation	609	1,435
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,519	3,831
Accumulated depreciation	2,909	3,190
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,314	2,314
Accumulated depreciation	$ 1,838	$ 1,605